Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2025
Net carrying amount - beginning of the year	534	397	2,310	3,241	3,167	26	6,434
Additions	7	14	506	527			527
Depreciation capitalized			6	6			6
Depreciation (*)	(4)	(98)	(307)	(409)			(409)
Impairments			(45)	(45)			(45)
Reversals			8	8			8
Write-off	(17)			(17)			(17)
Changes in the scope of consolidation			(428)	(428)	2		(426)
Currency translation differences	(54)		(21)	(75)			(75)
Other changes	(20)	39	5	24	(5)		19
Net carrying amount - end of the year	446	352	2,034	2,832	3,164	26	6,022
Gross carrying amount - end of the year	869	2,215	5,235	8,319
Provisions for amortization and impairment	423	1,863	3,201	5,487
2024
Net carrying amount - beginning of the year	663	450	2,107	3,220	3,133	26	6,379
Additions	14	31	441	486			486
Depreciation capitalized			4	4			4
Depreciation (*)	(6)	(98)	(289)	(393)			(393)
Impairments	(10)		(12)	(22)	(9)		(31)
Write-off	(153)		(2)	(155)			(155)
Changes in the scope of consolidation			73	73	36		109
Currency translation differences	31		12	43			43
Other changes	(5)	14	(24)	(15)	7		(8)
Net carrying amount - end of the year	534	397	2,310	3,241	3,167	26	6,434
Gross carrying amount - end of the year	1,197	2,166	5,190	8,553
Provisions for amortization and impairment	663	1,769	2,880	5,312

(*) Before capitalization of depreciation of intangible assets.

Schedule of amortization rates used
(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Schedule of goodwill
(€ million)	December 31, 2025	December 31, 2024
Plenitude	2,916	2,916
Enilive	116	121
Chemical	119	117
Others	13	13
	3,164	3,167

Exploration rights
Intangible assets
Schedule of intangible assets
(€ million)	December 31, 2025	December 31, 2024
Proved licence and leasehold property acquisition costs	61	79
Unproved licence and leasehold property acquisition costs	385	455
	446	534